Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Current tax expense / (benefit)
Current period	₨ 698,346		₨ 514,847	₨ 525,942
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(199,800)		(331,747)	(179,443)
Total income tax expense / (benefit)	₨ 498,546	$ 5,825	₨ 183,100	₨ 346,499